Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Details) - USD ($)		Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade and other payables		$ 8,524,141
Lease liabilities		8,559,691
Borrowings	[1]	79,141,300
Total non derivatives		96,225,132
Trade and other payables Carrying amount		8,524,141		$ 5,760,061
Lease liabilities Carrying amount		7,010,416		4,825,560
Borrowings		64,444,081	[1]	$ 64,562,190
Total non derivatives Carrying amount		79,978,638
Not Later Than Six Months
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade and other payables		8,524,141
Lease liabilities		404,400
Borrowings	[1]	1,392,972
Total non derivatives		10,321,513
Later than six months and not later than one year [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		404,400
Borrowings	[1]	1,390,774
Total non derivatives		1,795,174
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		841,152
Borrowings	[1]	2,766,961
Total non derivatives		3,608,113
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		2,730,770
Borrowings	[1]	41,890,779
Total non derivatives		44,621,549
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities		4,178,969
Borrowings	[1]	31,699,815
Total non derivatives		$ 35,878,784

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.